8. Commitments and Contingencies (Details) - USD ($)	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Operating Leases, Rent Expense, Net	$ 244,598	$ 223,254	$ 192,919
Celsion | Maximum
Contractual Obligation	$ 18,500,000
Liabilities, Total | Celsion
Percentage of Royalty Contingencies	5.00%
Liabilities, Total | Massachusetts Institute Of Technology
Percentage of Royalty Contingencies	5.00%